Financial Instruments and Risks Management - Exchange Risk Sensitivity Analysis (Details) - Exchange rate risk	12 Months Ended
Dec. 31, 2019 BRL (R$)
Financial Instruments and Risks Management
Closing foreign exchange rate	4.0307
Cash and cash equivalents | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	R$ 2,527,834,000
Cash and cash equivalents | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	631,959,000
Cash and cash equivalents | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	1,263,917,000
Trade accounts receivable | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	2,027,018,000
Trade accounts receivable | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	506,755,000
Trade accounts receivable | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	1,013,509,000
Trade accounts payable | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	1,085,207,000
Trade accounts payable | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	271,302,000
Trade accounts payable | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	542,604,000
Loans and financing | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	45,460,138,000
Loans and financing | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	11,365,035,000
Loans and financing | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	22,730,069,000
Liabilities for asset acquisition and subsidiaries | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	288,172,000
Liabilities for asset acquisition and subsidiaries | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	72,043,000
Liabilities for asset acquisition and subsidiaries | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	144,086,000
Derivative Options | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(2,198,750,000)
Derivative Options | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(4,087,518,000)
Derivative Options | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(8,175,033,000)
Derivative Options | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	(4,087,510,000)
Derivative Options | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	(8,175,024,000)
Derivative Swap | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	66,981,000
Derivative Swap | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(2,710,465,000)
Derivative Swap | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(6,048,324,000)
Derivative Swap | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	(3,011,787,000)
Derivative Swap | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	R$ (6,383,188,000)